RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES	12 Months Ended
Dec. 31, 2024
RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES
RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

29.RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statement of cash flows from financing activities:

			Non-cash changes
	At			Lease		Disposal	Covid-19				At
	January 1,	Financing	Interest	liabilities		of lease	related rent	Loan	Exchange	Group	December 31,
	2022	cash flows	accruals	recognized		liabilities	concessions	capitalization	difference	reorganization	2022
	USD’000	USD’000	USD’000	USD’000		USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
								(Note 27)
Bank borrowings	3,799	(2,927)	—	—		—	—	—	(276)	—	596
Lease liabilities (Note 23)	243,194	(36,112)	8,277	64,176	*	(26,034)	(1,006)	—	(10,792)	—	241,703
Interest payable on bank borrowings	—	(51)	51	—		—	—	—	—	—	—
Interest payable to related parties	1,219	(5,099)	3,880	—		—	—	—	—	—	—
Loans from related parties	498,575	(11,373)	—	—		—	—	(471,336)	—	(15,866)	—
Acquisition consideration payables to related companies controlled by the Controlling Shareholders	—	(38,984)	—	—		—	—	—	—	38,984	—
	746,787	(94,546)	12,208	64,176		(26,034)	(1,006)	(471,336)	(11,068)	23,118	242,299

*Includes lease liabilities arising from acquisition of a subsidiary (Note 36) amounted to USD5,064,000.

			Non-cash changes
	At			Lease	Disposal			At
	January 1,	Financing	Interest	liabilities	of lease	Other rental	Exchange	December 31,
	2023	cash flows	accruals	recognized	liabilities	concessions	difference	2023
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000

Bank borrowings	596	(562)	—	—	—	—	(34)	—
Lease liabilities (Note 23)	241,703	(43,425)	8,088	22,687	(27,181)	(596)	1,669	202,945
	242,299	(43,987)	8,088	22,687	(27,181)	(596)	1,635	202,945

			Non-cash changes
	At			Lease				At
	January 1,	Financing	Interest	liabilities	Lease	Disposal of	Exchange	December 31,
	2024	cash flows	accruals	recognized	modifications	lease liabilities	difference	2024
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000

Lease liabilities (Note 23)	202,945	(43,536)	8,047	55,275	6,781	(8,605)	(8,281)	212,626